Note 12 - Deferred Share Units	12 Months Ended
Nov. 30, 2019
Deferred Share Units [Abstract]
Deferred Share Units

Effective May 28, 2010, the Company’s shareholders approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its non-management directors and reserved a maximum of 11,000 common shares for issuance under the plan. The DSU Plan permits certain non-management directors to defer receipt of all or a portion of their board fees until termination of the board service and to receive such fees in the form of common shares at that time. A DSU is a unit equivalent in value to one common share of the Company based on the trading price of the Company's common shares on the TSX.

Upon termination of board service, the director will be able to redeem DSUs based upon the then market price of the Company's common shares on the date of redemption in exchange for any combination of cash or common shares as the Company may determine.

During the year ended November 30, 2019, no non-management board members elected to receive director fees in the form of DSUs under the Company’s DSU Plan. During the year ended November 30, 2018, one non-management board member elected to receive director fees in the form of DSUs under the Company’s DSU Plan. As at November 30, 2019, Nil (2018 - 10,279) DSUs are outstanding and 11,000 (2018 - 721) DSUs are available for grant under the DSU Plan. The Company recorded the following amounts related to DSUs for each of the three years ended November 30, 2019, 2018 and 2017 in Additional paid-in capital and accrued the following amounts as at November 30, 2019, 2018 and 2017:

	November 30, 2019		November 30, 2018		November 30, 2017
	$	shares	$	shares	$	shares

Additional paid in capital	-	-	7,565	866	30,355	1,738
Accrued liability	-	-	-	-	7,562	866

During the year ended November 30, 2019, 10,279 DSU’s were exercised and the Company recorded a charge of $225,612 from Additional paid-in capital to common shares under Capital stock.